INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES, NET [Abstract]
Schedule of Inventory, Net
	December 31,
	2017	2016
	$	$

Raw materials, parts and supplies	1,707	1,758
Finished products	3,169	3,734

	4,876	5,492